CONSOLIDATED BALANCE SHEETS (FY) (Parentheticals) - $ / shares		9 Months Ended
	Jun. 13, 2024	Dec. 31, 2024	Jun. 30, 2026	Jun. 10, 2026	Dec. 31, 2025
Preference shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Preference shares, shares authorized (in Shares)		1,000,000	1,000,000		1,000,000
Preference shares, shares issued (in Shares)		0	0		0
Preference shares, shares outstanding (in Shares)		0	0		0
Class A Ordinary Shares [Member]
Ordinary shares subject to possible redemption (in Shares)		8,625,000	7,870,992	754,008	8,625,000
Ordinary shares, redemption value (in Dollars per share)		$ 10.24	$ 10.81	$ 10.82	$ 10.65
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in Shares)		479,000,000	479,000,000		479,000,000
Ordinary shares, shares issued (in Shares)		286,250	286,250		286,250
Ordinary shares, shares outstanding (in Shares)		286,250	286,250		286,250
Class B Ordinary Shares [Member]
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in Shares)		20,000,000	20,000,000		20,000,000
Ordinary shares, shares issued (in Shares)		2,156,250	2,156,250		2,156,250
Ordinary shares, shares outstanding (in Shares)		2,156,250	2,156,250		2,156,250
Number of shares no longer subject to forfeiture (in Shares)	281,250
Class B Ordinary Shares [Member] | Maximum [Member]
Number of shares subject to forfeiture (in Shares)		281,250